Schedule of investments
Delaware Ivy Natural Resources Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Closed-Ended Trust – 3.19%
Sprott Physical Uranium Trust †	737,837	$ 8,626,263
Total Closed-Ended Trust (cost $8,790,581)		8,626,263

Common Stocks – 94.90%Δ
Brazil − 6.49%
ERO Copper †	517,748	7,127,639
Wheaton Precious Metals *	266,957	10,432,679
		17,560,318
Canada − 10.13%
Hudbay Minerals	1,247,013	6,322,356
Kinross Gold *	973,194	3,980,364
Li-Cycle Holdings *, †	533,232	2,538,184
Nutrien *	104,878	7,659,240
Pan American Silver	251,540	4,105,638
Parex Resources	187,839	2,795,389
		27,401,171
Hong Kong − 0.00%
China Metal Recycling Holdings †	30,000,000	4
		4
Netherlands − 3.92%
Shell	377,512	10,615,704
		10,615,704
South Africa − 3.56%
Anglo American	246,527	9,646,026
		9,646,026
United States − 70.80%
Alcoa	202,049	9,187,168
Archer-Daniels-Midland	73,982	6,869,229
Arcosa	162,393	8,824,436
Bunge	78,236	7,805,606
CF Industries Holdings	102,857	8,763,416
Chesapeake Energy *	125,272	11,821,919
Chord Energy	46,581	6,372,747
Corteva	46,189	2,714,989
Darling Ingredients †	93,264	5,837,394
Denbury †	132,679	11,545,726
EOG Resources	66,887	8,663,204
EQT	184,908	6,255,438
Freeport-McMoRan	262,861	9,988,718
Kimbell Royalty Partners	543,706	9,079,890
Louisiana-Pacific	67,861	4,017,371
Newmont	234,281	11,058,063
NuScale Power *, †	332,410	3,410,527
Occidental Petroleum	102,171	6,435,751
	Number ofshares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Rice Acquisition Class A †	137,495	$ 1,398,324
Schlumberger	213,135	11,394,197
Spruce Power Holding †	1,450,931	1,333,551
Sunrun *, †	139,862	3,359,485
Sylvamo	54,995	2,672,207
Unit †	142,777	8,261,077
Valaris †	98,559	6,664,560
Valero Energy	97,562	12,376,715
Weyerhaeuser	176,376	5,467,656
		191,579,364
Total Common Stocks (cost $276,262,435)		256,802,587

Short-Term Investments – 2.09%
Money Market Mutual Funds – 2.09%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	1,412,479	1,412,479
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	1,412,480	1,412,480
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	1,412,480	1,412,480
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	1,412,479	1,412,479
Total Short-Term Investments (cost $5,649,918)		5,649,918
Total Value of Securities Before Securities Lending Collateral−100.18% (cost $290,702,934)		271,078,768

NQ-IV955 [12/22] 2/23 (2747710)    1

Schedule of investments
Delaware Ivy Natural Resources Fund   (Unaudited)
	Number ofshares	Value (US $)
Securities Lending Collateral – 2.64%
Money Market Mutual Fund − 2.64%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	7,163,869	$ 7,163,869
Total Securities Lending Collateral (cost $7,163,869)		7,163,869
Total Value of Securities−102.82% (cost $297,866,803)		278,242,637■
Obligation to Return Securities Lending Collateral — (2.65%)	(7,163,869)
Liabilities Net of Receivables and Other Assets — (0.18%)	(479,183)
Net Assets Applicable to 16,851,786 Shares Outstanding — 100.00%	$270,599,585
†	Non-income producing security.
Δ	Securities have been classified by country of risk.
*	Fully or partially on loan.
■	Includes $23,579,420 of securities loaned for which the counterparty pledged additional cash and non-cash collateral valued at $4,999,980 and $12,089,693 respectively.
 The following foreign currency exchange contracts were outstanding at December 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	CAD	(330,105)	USD	243,492	1/3/23	$(312)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
BNYM – Bank of New York Mellon
Summary of currencies:
CAD – Canadian Dollar
USD – US Dollar
2    NQ-IV955 [12/22] 2/23 (2747710)